Note 11 - Income Tax - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Compensation and benefits	$ (566)	$ 1,523	$ (1,090)
Tax losses carried forward	0	(4)	0
Depreciation allowances	(19)	(80)	(149)
Others	(189)	161	0
Total deferred expense / (benefit)	$ (774)	$ 1,600	$ (1,239)